Fair Value Measurements - changes in investments measured at fair value using Level 3 inputs (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Changes in investments measured at fair value using Level 3 inputs
Fair value, beginning of period	$ 0	$ 935,310,172
Net change in unrealized appreciation (depreciation) on investments	(190,786)
Net translation of investments in foreign currencies	(67,123)
Realized gain (loss) on translation of investments in foreign currencies	(148)
Purchases of investments	936,995,797
PIK interest	205,621	513,000
Proceeds from principal payments	(1,907,839)	21,647,000
Accretion of discounts and amortization of premiums	274,650
Fair value, end of period	$ 935,310,172	$ 1,038,699,000